Income Taxes (Details) - Schedule of reconciliation of effective income tax rate	10 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Reconciliation Of Effective Income Tax Rate Abstract
Federal statutory rates	$ (55,095)
Federal statutory rates, percent	21.00%
State income taxes	$ (20,989)
State income taxes, percent	8.00%
Permanent differences	$ 35,648
Permanent differences, percent	(13.60%)
Valuation allowance against net deferred tax assets	$ 40,436
Valuation allowance against net deferred tax assets, percent	(15.40%)
Effective rate
Effective rate, percent	0.00%